Market Vectors Treasury-Hedged High Yield Bond ETF
Market Vectors Treasury-Hedged High Yield Bond ETF

SUPPLEMENT DATED DECEMBER 16, 2013 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST

Dated September 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”). You may obtain copies of the Fund’s Prospectus and SAI free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

In connection with a change in the Market Vectors® U.S. Treasury-Hedged High Yield Bond Index (the “Index”) methodology, the “Short Portfolio” of the Index will hold the cheapest-to-deliver five-year U.S. Treasury note determined monthly as of the most recent reconstitution date rather than four equally-weighted short positions in the current five-year U.S. Treasury note issued each of the last four quarter ends. Accordingly, effective immediately, the sixth sentence of the first paragraph in the section of the Prospectus entitled “Principal Investment Strategies” is hereby deleted in its entirety and the fourth sentence of the first paragraph of that section is hereby deleted and replaced with the following:

The “Short Portfolio” of the Treasury-Hedged High Yield Bond Index holds the cheapest-to-deliver five-year U.S. Treasury note determined monthly as of the most recent Index rebalance date.

In addition, the text in the fifth paragraph of the section of the Prospectus entitled “Market Vectors® U.S. Treasury-Hedged High Yield Bond Index” is hereby deleted and replaced with the following:

The Short Portfolio of the Treasury-Hedged High Yield Bond Index includes the cheapest-to-deliver five-year U.S. Treasury note determined monthly as of the most recent rebalance date.

The last sentence of the last paragraph in the above-referenced section of the Prospectus is hereby deleted and replaced with the following:

The Short Portfolio of the Treasury-Hedged High Yield Bond Index includes a short position of the cheapest-to-deliver five-year Treasury note (i.e., the Index position is negative with respect to such Treasury note).

Please retain this supplement for future reference.